Document and Entity Information	0 Months Ended
Feb. 28, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	May 27, 2015
Document Effective Date	May 29, 2015
Prospectus Date	May 29, 2015
The Appleton Group Risk Managed Growth Fund | Investor Class
Risk/Return:
Trading Symbol	AGPLX